UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2003

Check here if Amendment:           |X|; Amendment Number: 1

This Amendment (Check only one):   |X| is a restatement*
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Laurentian Management, L.L.C.

Address:  712 Fifth Avenue
          New York, New York 10019


13F File Number: 028-10395

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Amrita Ajoomal
Title:    Secretary
Phone:   (212) 774-6035


Signature, Place and Date of Signing:

 Amrita Ajoomal                New York, New York            December 4, 2003
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

*The purpose of this amendment to Form 13F is to indicate that Laurentian Management, L.L.C. is no longer required to file Form 13F by virtue of having assigned an investment management agreement to its affiliate, Nominingue Asset Management, LLC ("Nominingue"). Accordingly, Nominingue filed an initial Form 13F with respect to the quarter ending June 30, 2003 and will continue to file Form 13F for so long as may be required under applicable laws and rules. Nominingue's 13F file number is 028-10497.

03338.0003 #447569